INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION	3 Months Ended
Sep. 30, 2024
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION

5.    INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION

5.1.  Cash and cash equivalents

	09/30/2024	06/30/2024
Cash at bank and on hand	32,278,411	44,473,270
	32,278,411	44,473,270

5.2.  Other financial assets

	09/30/2024	06/30/2024
Current
US Treasury bills	—	1,993,668
Mutual funds	2,923,567	6,658,805
Shares of Moolec Science S.A.	1,222,909	1,530,375
Other investments	1,753,722	1,512,680
	5,900,198	11,695,528

	09/30/2024	06/30/2024
Non-current
Shares of Bioceres Group PLC.	444,473	444,473
Other investments	114,152	190,080
	558,625	634,553

5.3.  Trade receivables

	09/30/2024	06/30/2024
Current
Trade debtors	199,027,684	205,057,590
Allowance for impairment of trade debtors	(7,222,011)	(7,050,280)
Shareholders and other related parties (Note 15)	135,713	141,224
Allowance for credit notes to be issued	—	(2,905,624)
Trade debtors - Joint ventures and associates (Note 15)	221,852	782,142
Deferred checks	3,629,761	11,295,922
	195,792,999	207,320,974

The book value is reasonably approximate to the fair value given its short-term nature.

5.4.  Other receivables

	09/30/2024	06/30/2024
Current
Taxes	7,047,816	5,019,659
Shareholders and other related parties (Note 15)	37,920	—
Other receivables - Joint ventures and associates (Note 15)	214,770	207,449
Prepayments to suppliers	12,236,083	10,242,075
Prepaid expenses and other receivables	1,756,754	1,594,152
Miscellaneous	1,635,668	1,235,337
	22,929,011	18,298,672

	09/30/2024	06/30/2024
Non-current
Taxes	702,411	752,045
Other receivables - Joint ventures and associates (Note 15)	16,211,113	15,495,543
Reimbursements over exports	1,373,987	1,461,038
Loans receivables	230,000	230,000
Miscellaneous	14,812	18,495
	18,532,323	17,957,121

In September 2024, we entered into a note purchase agreement (the “Note Purchase Agreement”) and a HB4 soy supply agreement (the “HB4 Soy Supply Agreement”) with one of our associates, Moolec Science SA (“Moolec”). In June 2024, under the terms of the HB4 Soy Supply Agreement, we supplied to Moolec an amount of HB4 soy equivalent to US$6.6 million. In exchange, Moolec Science issued convertible notes to us in an aggregate principal amount of US$6.6 million (the “Moolec Convertible Notes”).

The Moolec Convertible Notes will mature 36 months after and include a “payment-in-kind” feature. If the trading price of Moolec’s ordinary shares exceeds the strike price of US$6.00 per ordinary share for 10 trading days, we have the option to exercise the early conversion option pursuant to which the principal amount outstanding under the Moolec Convertible Notes may be converted into ordinary shares of Moolec at the strike price. At maturity, Moolec has the option to convert the principal amount outstanding under the Moolec Convertible Notes into ordinary shares. In connection with our early conversion option and Moolec’s optional conversion at maturity, Moolec may deliver ordinary shares, cash, or a combination of cash and ordinary shares.

5.5.  Inventories

	09/30/2024	06/30/2024
Seeds	5,692,905	5,967,231
Resale products	43,308,459	53,788,333
Manufactured products	27,404,503	26,081,250
Goods in transit	12,262,848	5,618,540
Supplies	24,816,919	22,546,093
Agricultural products	8,210,223	15,015,884
Allowance for obsolescence	(4,035,018)	(3,087,563)
	117,660,839	125,929,768

Net of agricultural products	109,450,616	110,913,884

5.6.  Property, plant and equipment

Property, plant and equipment as of September 30, 2024 and 2023 included the following:

	Net						Net
	carrying					Foreign	carrying
	amount				Depreciation	currency	amount
Class	06/30/2024	Additions	Transfers	Disposals	of the period	translation	09/30/2024
Office equipment	410,338	3,231	—	—	(20,366)	4,188	397,391
Vehicles	2,200,349	—	—	(9,892)	(257,352)	—	1,933,105
Equipment and computer software	507,469	10,480	—	—	(61,339)	7,522	464,132
Fixtures and fittings	2,786,470	—	—	(129)	(202,788)	1,113	2,584,666
Machinery and equipment	16,710,328	165,281	39,488	(144)	(727,024)	89,732	16,277,661
Land and buildings	39,677,902	—	—	—	(255,501)	61,612	39,484,013
Buildings in progress	12,280,422	1,168,008	(39,488)	—	—	8,586	13,417,528
Total	74,573,278	1,347,000	—	(10,165)	(1,524,370)	172,753	74,558,496

	Net					Net
	carrying				Foreign	carrying
	amount			Depreciation	currency	amount
Class	06/30/2023	Additions	Disposals	of the period	translation	09/30/2023
Office equipment	263,892	34,918	—	(17,004)	(901)	280,905
Vehicles	2,032,853	28,680	(9,013)	(188,532)	(1,446)	1,862,542
Equipment and computer software	174,399	30,188	—	(35,963)	(883)	167,741
Fixtures and fittings	2,862,949	—	—	(184,877)	(1,211)	2,676,861
Machinery and equipment	14,463,756	176,837	—	(595,729)	(74,271)	13,970,593
Land and buildings	36,144,792	—	—	(221,298)	(283,418)	35,640,076
Buildings in progress	11,911,194	3,678,037	—	—	(257,240)	15,331,991
Total	67,853,835	3,948,660	(9,013)	(1,243,403)	(619,370)	69,930,709

The depreciation charge is included in Notes 6.3 and 6.4. The Group has no commitments to purchase property, plant and equipment items.

5.7.  Intangible assets

Intangible assets as of September 30, 2024 and 2023 included the following:

	Net carrying				Foreign	Net carrying
	amount			Amortization	currency	amount
Class	06/30/2024	Additions	Transfers	of the period	translation	09/30/2024
Seed and integrated products
HB4 technology and breeding program	35,574,371	169,819	—	(522,087)	—	35,222,103
Integrated seed products	2,681,826	—	—	(48,542)	36,564	2,669,848
Crop nutrition
Microbiological products	41,187,249	—	—	(923,691)	1,670	40,265,228
Microbiological products in progress	10,452,861	1,484,198	—	—	1,118	11,938,177
Other intangible assets
Trademarks and patents	47,906,064	111,285	—	(1,019,600)	—	46,997,749
Trademarks and patents with indefinite useful lives	10,045,294	—	—	—	—	10,045,294
Software	1,827,983	—	137,598	(169,867)	80	1,795,794
Software in progress	580,728	95,816	(137,598)	—	—	538,946
Customer loyalty	21,636,760	—		(342,616)	—	21,294,144
RG/RS/OX Wheat in progress	5,000,000	—		—	—	5,000,000
Total	176,893,136	1,861,118	—	(3,026,403)	39,432	175,767,283

	Net					Net
	carrying				Foreign	carrying
	amount			Amortization	currency	amount
Class	06/30/2023	Additions	Transfers	of the period	translation	09/30/2023
Seed and integrated products
HB4 technology and breeding program	31,679,681	224,230	—	(427,548)	—	31,476,363
Integrated seed products	2,841,008	—	—	(47,229)	(7,217)	2,786,562
Crop nutrition
Microbiological products	37,295,460	—	675	(719,717)	(6,119)	36,570,299
Microbiological products in progress	12,213,341	1,723,274	(675)	—	—	13,935,940
Other intangible assets
Trademarks and patents	51,933,444	62,543	—	(1,092,881)	—	50,903,106
Trademarks and patents with indefinite useful lives	7,827,309	—	—	—	—	7,827,309
Software	1,638,519	1,943	—	(379,398)	(868)	1,260,196
Software in progress	349,171	—	—	—	—	349,171
Customer loyalty	23,006,023	—	—	(80,433)	—	22,925,590
RG/RS/OX Wheat in progress	5,000,000	—	—	—	—	5,000,000
Total	173,783,956	2,011,990	—	(2,747,206)	(14,204)	173,034,536

5.8. Trade and other payables

	09/30/2024	06/30/2024

Trade creditors	99,834,402	108,307,192
Shareholders and other related parties (Note 15)	8,870	37,985
Trade creditors - Parent company (Note 15)	613,876	729,171
Trade creditors - Joint ventures and associates (Note 15)	44,382,811	52,888,732
Taxes	4,918,143	5,647,550
Miscellaneous	159,467	1,121,839
	149,917,569	168,732,469

5.9. Borrowings

	09/30/2024	06/30/2024
Current
Bank borrowings	82,397,520	91,816,134
Corporate bonds	35,851,589	42,035,925
Trust debt securities	2,929,265	2,895,139
	121,178,374	136,747,198
Non-current
Bank borrowings	22,253,443	15,316,612
Corporate bonds	23,803,867	25,071,823
Trust debt securities	—	1,716,447
	46,057,310	42,104,882

The carrying value of some borrowings as of September 30, 2024 are measured at amortized cost differ from their fair value. The following fair values measured are based on discounted cash flows (Level 3) due to the use of unobservable inputs, including own credit risk.

	09/30/2024		06/30/2024
	Amortized cost	Fair value	Amortized cost	Fair value
Current
Bank borrowings	82,397,520	82,580,491	91,816,134	89,874,010
Corporate Bonds	35,851,589	35,360,066	42,035,925	41,492,963

Non-current
Bank borrowings	22,253,443	20,451,588	15,316,612	14,850,783
Corporate Bonds	23,803,867	22,651,488	25,071,823	23,845,583

5.10. Employee benefits and social security

	09/30/2024	06/30/2024
Salaries, accrued incentives, vacations and social security	8,106,784	7,192,492
Key management personnel (Note 15)	234,216	148,466
	8,341,000	7,340,958

5.11. Deferred revenue and advances from customers

	09/30/2024	06/30/2024
Current
Advances from customers	5,561,205	3,335,740
Deferred revenue	138,080	587,400
	5,699,285	3,923,140
Non-current
Advances from customers	41,237	52,511
Deferred revenue	1,852,372	1,872,627
	1,893,609	1,925,138